Segment Reporting (Details) - Schedule of Segment Reporting Information, by Segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues
Total net revenues	¥ 3,268,145	$ 500,865	¥ 3,706,003	¥ 3,471,263
Operating costs and expenses
Total operating costs and expenses	(2,965,959)	(454,553)	(3,236,640)	(3,045,520)
Income (loss) from operations
Income from operations	302,186	46,312	469,363	425,743
Agency Segment [Member]
Net revenues
Total net revenues	2,834,997	434,482	3,335,397	3,143,873
Operating costs and expenses
Total operating costs and expenses	(2,481,219)	(380,264)	(2,797,651)	(2,614,593)
Income (loss) from operations
Income from operations	353,778	54,218	537,746	529,280
Claims Adjusting Segment [Member]
Net revenues
Total net revenues	433,148	66,383	370,606	327,390
Operating costs and expenses
Total operating costs and expenses	(416,241)	(63,792)	(361,474)	(316,899)
Income (loss) from operations
Income from operations	16,907	2,591	9,132	10,491
Other Segments [Member]
Operating costs and expenses
Total operating costs and expenses	(68,499)	(10,497)	(77,515)	(114,028)
Income (loss) from operations
Income from operations	¥ (68,499)	$ (10,497)	¥ (77,515)	¥ (114,028)